Cash and cash equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	€ 757,340	€ 831,885
Securities and time deposits	207,714	1,313,747
Cash and cash equivalents	965,054	2,145,632	€ 1,754,052	€ 978,109
Restricted cash	€ 9,862	€ 5,002